Income Taxes (Provision Benefit For Income Taxes) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current Income Tax Provision (Benefit)
Federal - (all related to Gain on Sale of Discontinued Operations)					$ 0	$ 19,800
State and Foreign					0	0
State Tax Credit Refund					0	0
Net Change in Liability for Unrecognized Tax Benefits					0	0
Current Income Tax Expense (Benefit)					0	19,800
Deferred Provision (Benefit)					0	0
Total Provision (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0